Capital and Reserves (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2017 CAD ($)
Capital and reserves [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 1.76
Number of shares issued or issuable on vesting - Beginning Balance	5,392,598
Number of other equity instruments granted in share-based payment arrangement	126,174
Number of other equity instruments exercised or vested in share-based payment arrangement	(463,078)
Number of shares issued or issuable on vesting - Ending Balance	5,055,694
Expiry Date, December 8, 2017 [Member]
Capital and reserves [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 0.53
Number of shares issued or issuable on vesting - Beginning Balance	323,362
Number of other equity instruments granted in share-based payment arrangement	0
Number of other equity instruments exercised or vested in share-based payment arrangement	(323,362)
Number of shares issued or issuable on vesting - Ending Balance	0
Expiry Date, May 17, 2018 [Member]
Capital and reserves [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 1.75
Number of shares issued or issuable on vesting - Beginning Balance	5,008,336
Number of other equity instruments granted in share-based payment arrangement	0
Number of other equity instruments exercised or vested in share-based payment arrangement	(139,716)
Number of shares issued or issuable on vesting - Ending Balance	4,868,620
Expiry Date, May 17, 2018 [Member]
Capital and reserves [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 1.49
Number of shares issued or issuable on vesting - Beginning Balance	60,900
Number of other equity instruments granted in share-based payment arrangement	0
Number of other equity instruments exercised or vested in share-based payment arrangement	0
Number of shares issued or issuable on vesting - Ending Balance	60,900
Expiry Date, May 30, 2019 [Member]
Capital and reserves [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 2.15
Number of shares issued or issuable on vesting - Beginning Balance	0
Number of other equity instruments granted in share-based payment arrangement	126,174
Number of other equity instruments exercised or vested in share-based payment arrangement	0
Number of shares issued or issuable on vesting - Ending Balance	126,174